CASH DIVIDEND (Details) $ / shares in Units, ¥ in Millions, $ in Millions	2 Months Ended	3 Months Ended
	Aug. 20, 2025 USD ($) $ / shares	Mar. 31, 2025 CNY (¥) $ / shares	Sep. 30, 2024 CNY (¥) $ / shares	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
CASH DIVIDEND
Dividends payable				¥ 0	$ 0	¥ 0
2024 Q3 dividends
CASH DIVIDEND
Declaration date			Jul. 23, 2024
Record date			Aug. 14, 2024
Cash dividends declared (in $ per share)			$ 0.063
Dividends payable | ¥			$ 1,389
2025 Q1 dividends
CASH DIVIDEND
Declaration date		Mar. 20, 2025
Record date		Apr. 09, 2025
Cash dividends declared (in $ per share)		$ 0.097
Dividends payable | ¥		$ 2,136
O2025 Q3 dividends | Subsequent Event
CASH DIVIDEND
Declaration date	Aug. 20, 2025
Record date	Sep. 09, 2025
Cash dividends declared (in $ per share)	$ 0.081
Dividends payable | $	$ 250
ADS | 2024 Q3 dividends
CASH DIVIDEND
Cash dividends declared (in $ per share)			$ 0.63
ADS | 2025 Q1 dividends
CASH DIVIDEND
Cash dividends declared (in $ per share)		$ 0.97
ADS | O2025 Q3 dividends | Subsequent Event
CASH DIVIDEND
Cash dividends declared (in $ per share)	$ 0.81